STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

9) STOCK-BASED COMPENSATION

Stock Options

During the three and nine months ended September 30, 2025 and 2024, the Company granted options to purchase the number of shares of the Company’s common stock set forth in the table below (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Stock options granted	12	-	137	158

The Company recognizes stock-based compensation expense for stock options granted to employees, directors and certain consultants. The Company estimates the fair value of stock options using the Black-Scholes option pricing model. The fair value of stock options granted is recognized as expense over the requisite service period on a straight-lined basis.

The following weighted-average assumptions were used for stock options granted during the three and nine months ended September 30, 2025 and 2024:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Weighted average risk-free rate	4.23%	-	4.38%	4.45%
Weighted average volatility	130.22%	-	117.25%	97.91%
Dividend yield	0.00%	-	0%	0.00%
Expected term	10.0 years	-	6.66 years	5.85 years

The per-share weighted average grant-date fair value of stock options granted during the three and nine months ended September 30, 2025 and 2024 were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Weighted average grant date fair value	$1.29	$-	$4.02	$21.55

Vesting of all stock options is subject to continuous service with the Company through the applicable vesting date. As of September 30, 2025, there were approximately 305,000 shares of the Company’s common stock subject to outstanding stock options.

Restricted Stock Units

The Company recognizes the fair value of RSUs as expense on a straight-line basis over the requisite service period. For performance-based RSUs, the Company begins recognizing the expense once the achievement of the related performance goal is determined to be probable.

Outstanding RSUs are settled in an equal number of shares of common stock on the vesting date of the award. An RSU award is settled only to the extent vested. Vesting generally requires continued employment or service by the award recipient through the applicable vesting date. Because RSUs are settled in an equal number of shares of common stock without any offsetting payment by the recipient, the measurement of cost is based on the quoted market price of the stock at the measurement date, which is the grant date.

In lieu of paying cash to satisfy withholding taxes due upon the settlement of vested RSUs, at the Company’s discretion, an employee may elect to have shares of common stock withheld that would otherwise be issued at settlement, the value of which is equal to the amount of withholding taxes payable. Approximately 30 RSUs vested during the nine months ended September 30, 2025, and approximately 29 RSUs vested during the nine months ended September 30, 2024. No RSUs vested during the three months ended September 30, 2025 or 2024. The Company did not grant RSUs during the three and nine months ended September 30, 2025 or 2024, and as of September 30, 2025, there were no RSUs outstanding.

Stock-Based Compensation Expense

For the three and nine months ended September 30, 2025 and 2024, the Company recognized stock-based compensation expense as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Research and development	$9	$13	$40	$74
General and administrative	284	$392	1,123	1,036
Total	$293	$405	$1,163	$1,110

15)	Stock-Based Compensation

Equity Incentive Plans

The Company’s stock-based compensation plans consist of the Restated 2020 Equity Incentive Plan (the “Restated 2020 Plan”) and the 2021 Inducement Equity Incentive Plan (the “2021 Inducement Plan”). The Company’s board of directors has designated its compensation committee as the administrator of the foregoing plans (the “Plan Administrator”). Among other things, the Plan Administrator selects persons to receive awards under the foregoing plans and determines the number of shares subject to each award and the terms, conditions, performance measures, if any, and other provisions of the award.

The Restated 2020 Plan provides for (a) approximately 48,000 shares of common stock that can be issued under the Restated 2020 Plan, which includes an increase to the Restated 2020 Plan of 20,000 that was approved by the Company’s stockholders at the 2023 annual meeting of stockholders in June 2023, and (b) an annual increase in the number of shares reserved for issuance on January 1 of each year from 2022 through 2031 equal to the lesser of (i) 5% of the number of shares of common stock outstanding on the immediately preceding December 31 and (ii) such smaller number of shares of common stock as may be determine by the board of directors (the provision providing for the increase described in clause (b) is referred to as the “evergreen provision”). Pursuant to the evergreen provision, shares issuable under the Restated 2020 Plan was increased by approximately 35,000 in the aggregate.

Awards under the Restated 2020 Plan may be granted to officers, directors, employees and consultants of the Company. Stock options granted under the Restated 2020 Plan may either be incentive stock options or nonqualified stock options, may have a term of up to ten years, and are exercisable at a price per share not less than the fair market value, as defined in the Restated 2020 Plan, on the date of grant.

As of December 31, 2024, there were approximately 57,000 stock options outstanding and no RSUs outstanding under the Restated 2020 Plan. As of December 31, 2024, there were approximately 25,000 shares of common stock remaining to be issued under the Restated 2020 Plan.

The 2021 Inducement Plan provides for the grant of up to 5,000 share-based awards as material inducement awards to new employees in accordance with the employment inducement grant rules set forth in Section 711(a) of the NYSE American LLC Company Guide (the Company’s common stock was listed on the NYSE American at the time the 2021 Inducement Plan was adopted). The 2021 Inducement Plan expires in May 2031. As of December 31, 2024, there were approximately 5,000 shares of common stock remaining to be issued under the 2021 Inducement Plan. As of December 31, 2023, there were no stock options outstanding and 30 RSUs outstanding under the 2021 Inducement Plan.

Equity Awards

Stock Options

The following weighted-average assumptions were used for stock options granted during the years ended December 31, 2024 and 2023:

	Year ended December 31,
	2024	2023
Weighted average risk-free rate	4.44%	3.82%
Weighted average volatility	98.09%	95.15%
Dividend yield	0%	0%
Expected term	6.04 years	5.44 years

The risk-free rate is based on the observed interest rates appropriate for the expected life. The expected life (estimated period of time outstanding) of the stock options granted is estimated using the “simplified” method as permitted by the SEC’s Staff Accounting Bulletin No. 110, Share-Based Payment. Expected volatility is based on the volatility of the Company’s peer group over the expected life of the stock option granted, and the Company assumes no dividends. Forfeitures are recognized as incurred.

The following table summarizes stock option activity for the years ended December 31, 2024 and 2023 (in thousands except for per-share and remaining contractual life data):

	Outstanding Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding January 1, 2023	24	$858	7.57	$-
Granted	16	61
Cancelled	(14)	288
Outstanding December 31, 2023	26	675	7.04	-
Granted	166	26
Cancelled	(17)	120
Outstanding December 31, 2024	175	$113	8.77	$-

Options vested and exercisable at December 31, 2024	17	$911	5.58	$-

The per-share weighted average grant-date fair value of stock options granted during the year ended December 31, 2024 and 2023 was $44.81 and $20.77, respectively.

As of December 31, 2024, the unamortized stock-based compensation expense related to outstanding unvested options was approximately $2.3 million with a weighted average remaining requisite service period of 1.91 years. The Company expects to amortize this expense over the remaining requisite service period of these stock options.

Vesting of all stock options is subject to continuous service with the Company through their applicable vesting dates.

On January 1, 2024, Sanjeev Luther was appointed as President, Chief Executive Officer and a director of the Company. Upon his appointment, he was granted a non-qualified stock option to purchase approximately 112,000 shares of the Company’s common stock. The stock option has an exercise price of $27.00 per share, which was equal to the fair market value (as defined in the 2020 Restated Equity Incentive Plan) of the Company’s common stock on the date of grant, will vest over four years, with 25% of the shares vesting on the first anniversary of the grant date and the remaining 75% of the shares vesting in equal monthly installments over the three years thereafter, in each case, subject to continued service. The stock option was granted pursuant to the terms of Mr. Luther’s employment agreement and as a material inducement to his joining the Company in accordance with Nasdaq Listing Rule 5635(c)(4).

On April 26, 2024, the vesting terms of Mr. Luther’s stock option award were amended so that the option vests over three years, with 25% of the shares vesting on the first anniversary of the grant date and the remaining 75% of the shares will vest in equal monthly installments over the remaining two years, in each case, subject to continued service.

Since the only modification to Mr. Luther’s stock option award was to the vesting terms, there was no change to the fair value of the stock option and the total compensation cost was unchanged. However, the total compensation cost will be recognized over three years rather than four years, and as a result, the Company recognized approximately $0.1 million in additional stock-based compensation expense during the year ended December 31, 2024 as a result of the modification.

Restricted Stock Units

The following table summarizes RSU activity for the years ended December 31, 2024 and 2023 (in thousands except for per-share data):

	Outstanding Restricted Stock Units	Weighted Average Fair Value per Share
January 1, 2023	4	$3,540
Cancelled	(3)	2,985
December 31, 2023	1	4,830
December 31, 2024	1	$4,830

Balance expected to vest at December 31, 2024	1	$4,830

The Company recognizes the fair value of RSUs granted as expense on a straight-line basis over the requisite service period. For performance based RSUs, the Company begins recognizing the expense once the achievement of the related performance goal is determined to be probable.

Outstanding RSUs are settled in an equal number of shares of common stock on the vesting date of the award. An RSU award is settled only to the extent vested. Vesting generally requires the continued employment or service by the award recipient through the respective vesting date. Because RSUs are settled in an equal number of shares of common stock without any offsetting payment by the recipient, the measurement of cost is based on the quoted market price of the stock at the measurement date, which is the grant date.

In lieu of paying cash to satisfy withholding taxes due upon the settlement of vested RSUs, at the Company’s discretion, an employee may elect to have shares of common stock withheld that would otherwise be issued at settlement, the value of which is equal to the amount of withholding taxes payable. During the years ended December 31, 2024 and 2023, approximately 30 RSUs vested in each year.

Stock-Based Compensation Expense

For the years ended December 31, 2024 and 2023, the Company recognized stock-based compensation expense as follows (in thousands):

	Years ended December 31,
	2024	2023
Research and development	$89	$234
General and administrative	1,431	1,008
Total	$1,520	$1,242